Allowance for Doubtful Accounts Rollforward (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance, beginning of year	$ (370)	$ (325)	$ (606)
Provision charged to expense	(107)	(103)	(27)
Amounts written off	20	73	317
Recoveries of bad debt	(5)	(15)	(9)
Balance, end of year	$ (462)	$ (370)	$ (325)